Change in Reporting and Functional Currency (Details Narrative) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Notes to Financial Statements
Recognition of cumulative foreign currency translation adjustment	$ 37,506	$ (283,771)